STOCK OPTION PLAN - SCHEDULE OF SHARE BASED COMPENSATION EXPENSES (Details) (USD $)	12 Months Ended		60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Notes to Financial Statements
Research and development	$ 101,566	$ 535,931	$ 642,043
General and administrative	282,038	120,321	423,018
Total	$ 383,604	$ 656,252	$ 1,065,061